Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Nov. 30, 2014
Registrant Name	Allianz Funds Multi-Strategy Trust
Central Index Key	0001423227
Amendment Flag	false
Document Creation Date	Sep. 08, 2015
Document Effective Date	Sep. 08, 2015
Prospectus Date	Sep. 08, 2015
AllianzGI Global Allocation Fund | Class R6
Prospectus:
Trading Symbol	AGASX
AllianzGI NFJ International Small-Cap Value Fund | Class R6
Prospectus:
Trading Symbol	AJVSX